Brown Raysman Millstein Felder & Steiner LLP
900 Third Avenue
New York, New York 10022

November 22, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

  Re:
  Xplore Technologies Corp.
  Amendment No. 1 to Registration Statement on Form S-4
  File Number 333-138675

Ladies and Gentlemen:

        On behalf Xplore Technologies Corp. (the "Company"), we are transmitting for filing under the Securities Act of 1933, as amended, the Company's Amendment No. 1 to the Registration Statement on Form S-4 (the "Registration Statement") to register the Company's capital stock in connection with the proposed change in its jurisdiction of incorporation from the federal jurisdiction of Canada to the State of Delaware.

        The sole purpose of filing this Amendment No. 1 is to attach, as Exhibit 16.1 to the Registration Statement, a letter from the Company's former independent accountant regarding its disagreement with statements made by the Company in the Registration Statement concerning its resignation as the Company's independent accountant.

        If you have any questions concerning the transmitted materials, please do not hesitate to contact the undersigned at (212) 895-2626 or Carl Van Demark at (212) 895-2633.

Sincerely,
/s/ JONATHAN J. RUSSO